Fair value measurements - Fair value of financial instruments measured on recurring basis (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2024		Mar. 31, 2024
Assets:
Derivative assets		¥ 20,141,000		¥ 21,339,000
Netting	[1]	(18,463,000)		(19,815,000)
Collateralized agreements		20,200,096		20,994,795
Other assets		1,164,964		1,155,621
Liabilities:
Derivative liabilities	[2]	20,294,000		21,112,000
Netting	[1],[2]	(17,990,000)		(19,166,000)
Short-term borrowings		521,075		650,122
Collateralized financing		20,238,933		19,396,575
Long-term borrowings		6,674,288		6,145,018
Recurring [Member]
Assets:
Trading assets and private equity and debt investments	[3]	20,397,000		18,074,000
Derivative assets	[4]	1,678,000		1,524,000
Netting	[4]	(18,463,000)		(19,815,000)
Subtotal, Assets		22,075,000		19,598,000
Loans and receivables	[5]	2,096,000		2,101,000
Collateralized agreements	[6]	533,000		466,000
Total Assets		25,795,000		23,183,000
Liabilities:
Trading liabilities		9,079,000		8,944,000
Derivative liabilities	[4]	2,304,000		1,947,000
Netting	[4]	(17,990,000)		(19,166,000)
Subtotal, Liabilities		11,383,000		10,891,000
Short-term borrowings		522,000	[7]	651,000	[8]
Payables and deposits		323,000	[8],[9]	183,000	[7],[10]
Collateralized financing	[6]	914,000		978,000
Long-term borrowings	[11]	6,632,000	[7],[12]	6,123,000	[8],[9]
Other liabilities		481,000	[13]	393,000	[12]
Total Liabilities		20,255,000		19,219,000
Recurring [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14]	4,000,000		4,292,000
Liabilities:
Trading liabilities		2,326,000		2,625,000
Recurring [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]	99,000		83,000
Recurring [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,956,000		1,919,000
Liabilities:
Trading liabilities		2,125,000		2,098,000
Recurring [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	143,000		182,000
Liabilities:
Trading liabilities		3,000		6,000
Recurring [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	7,134,000		6,130,000
Liabilities:
Trading liabilities		4,094,000		3,851,000
Recurring [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,791,000		1,716,000
Recurring [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		251,000		176,000
Recurring [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	12,000		9,000
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	3,586,000		3,106,000
Liabilities:
Trading liabilities		0		0
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3]	3,413,000		2,923,000
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	173,000		183,000
Recurring [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	247,000		159,000
Recurring [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[16]	65,000		81,000
Liabilities:
Trading liabilities	[16]
Recurring [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	364,000		397,000
Liabilities:
Trading liabilities		280,000		188,000
Recurring [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	3,298,000		3,239,000
Liabilities:
Derivative liabilities	[4]	4,129,000		3,827,000
Recurring [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	11,263,000		12,929,000
Liabilities:
Derivative liabilities	[4]	10,712,000		12,234,000
Recurring [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	258,000		284,000
Liabilities:
Derivative liabilities	[4]	343,000		383,000
Recurring [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	5,315,000		4,884,000
Liabilities:
Derivative liabilities	[4]	5,099,000		4,664,000
Recurring [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	7,000		3,000
Liabilities:
Derivative liabilities	[4]	11,000		5,000
Recurring [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[3]	332,000	[10]	335,000
Recurring [Member] | Other [Member]
Assets:
Other assets	[3],[14],[17]	759,000		683,000
Recurring [Member] | Counterparty and Cash Collateral Netting [Member]
Assets:
Trading assets and private equity and debt investments	[3],[18]
Derivative assets	[4],[18]	(18,463,000)		(19,815,000)
Netting	[4],[18]	(18,463,000)		(19,815,000)
Subtotal, Assets	[18]	(18,463,000)		(19,815,000)
Loans and receivables	[5],[18]
Collateralized agreements	[6],[18]
Total Assets	[18]	(18,463,000)		(19,815,000)
Liabilities:
Trading liabilities	[18]
Derivative liabilities	[4],[18]	(17,990,000)		(19,166,000)
Netting	[4],[18]	(17,990,000)		(19,166,000)
Subtotal, Liabilities	[18]	(17,990,000)		(19,166,000)
Short-term borrowings	[18]		[7]		[8]
Payables and deposits	[18]		[8],[9]		[7],[10]
Collateralized financing	[6],[18]
Long-term borrowings	[11],[18]		[7],[12]		[8],[9]
Other liabilities	[18]		[13]		[12]
Total Liabilities	[18]	(17,990,000)		(19,166,000)
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14],[18]
Liabilities:
Trading liabilities	[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15],[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[18]
Liabilities:
Trading liabilities	[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[18]
Liabilities:
Trading liabilities	[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[18]
Liabilities:
Trading liabilities	[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3],[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities	[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3],[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3],[18]
Liabilities:
Trading liabilities	[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3],[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[16],[18]
Liabilities:
Trading liabilities	[16],[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[18]
Liabilities:
Trading liabilities	[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4],[18]
Liabilities:
Derivative liabilities	[4],[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4],[18]
Liabilities:
Derivative liabilities	[4],[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4],[18]
Liabilities:
Derivative liabilities	[4],[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4],[18]
Liabilities:
Derivative liabilities	[4],[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4],[18]
Liabilities:
Derivative liabilities	[4],[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[3],[18]		[10]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Other [Member]
Assets:
Other assets	[3],[14],[17],[18]
Recurring [Member] | Level 1 [Member]
Assets:
Trading assets and private equity and debt investments	[3]	10,688,000		8,920,000
Derivative assets	[4]	40,000		22,000
Netting	[4]
Subtotal, Assets		10,728,000		8,942,000
Loans and receivables	[5]			2,000
Collateralized agreements	[6]
Total Assets		11,097,000		9,427,000
Liabilities:
Trading liabilities		8,046,000		8,089,000
Derivative liabilities	[4]	35,000		21,000
Netting	[4]
Subtotal, Liabilities		8,081,000		8,110,000
Short-term borrowings			[7]		[8]
Payables and deposits			[8],[9]		[7],[10]
Collateralized financing	[6]
Long-term borrowings	[11]	21,000	[7],[12]	22,000	[8],[9]
Other liabilities		160,000	[13]	283,000	[12]
Total Liabilities		8,262,000		8,415,000
Recurring [Member] | Level 1 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14]	2,631,000		2,931,000
Liabilities:
Trading liabilities		2,303,000		2,597,000
Recurring [Member] | Level 1 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]
Recurring [Member] | Level 1 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,956,000		1,919,000
Liabilities:
Trading liabilities		2,125,000		2,098,000
Recurring [Member] | Level 1 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	4,742,000		3,677,000
Liabilities:
Trading liabilities		3,338,000		3,206,000
Recurring [Member] | Level 1 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 1 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 1 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 1 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[16]
Liabilities:
Trading liabilities	[16]
Recurring [Member] | Level 1 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	359,000		393,000
Liabilities:
Trading liabilities		280,000		188,000
Recurring [Member] | Level 1 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	15,000		2,000
Liabilities:
Derivative liabilities	[4]	5,000		3,000
Recurring [Member] | Level 1 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	21,000		17,000
Liabilities:
Derivative liabilities	[4]	27,000		18,000
Recurring [Member] | Level 1 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	1,000		1,000
Liabilities:
Derivative liabilities	[4]	0		0
Recurring [Member] | Level 1 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]			1,000
Liabilities:
Derivative liabilities	[4]	2,000		0
Recurring [Member] | Level 1 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	3,000		1,000
Liabilities:
Derivative liabilities	[4]	1,000		0
Recurring [Member] | Level 1 [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[3]	127,000	[10]	112,000
Recurring [Member] | Level 1 [Member] | Other [Member]
Assets:
Other assets	[3],[14],[17]	242,000		371,000
Recurring [Member] | Level 2 [Member]
Assets:
Trading assets and private equity and debt investments	[3]	9,170,000		8,684,000
Derivative assets	[4]	19,912,000		21,068,000
Netting	[4]
Subtotal, Assets		29,082,000		29,752,000
Loans and receivables	[5]	1,688,000		1,808,000
Collateralized agreements	[6]	519,000		454,000
Total Assets		31,715,000		32,275,000
Liabilities:
Trading liabilities		1,033,000		854,000
Derivative liabilities	[4]	20,031,000		20,837,000
Netting	[4]
Subtotal, Liabilities		21,064,000		21,691,000
Short-term borrowings		472,000	[7]	628,000	[8]
Payables and deposits		309,000	[8],[9]	168,000	[7],[10]
Collateralized financing	[6]	914,000		978,000
Long-term borrowings	[11]	6,123,000	[7],[12]	5,627,000	[8],[9]
Other liabilities		245,000	[13]	66,000	[12]
Total Liabilities		29,127,000		29,158,000
Recurring [Member] | Level 2 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14]	1,363,000		1,353,000
Liabilities:
Trading liabilities		23,000		28,000
Recurring [Member] | Level 2 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]	2,000		3,000
Recurring [Member] | Level 2 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 2 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	143,000		182,000
Liabilities:
Trading liabilities		3,000		6,000
Recurring [Member] | Level 2 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,389,000		2,450,000
Liabilities:
Trading liabilities		756,000		645,000
Recurring [Member] | Level 2 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,614,000		1,543,000
Recurring [Member] | Level 2 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		251,000		175,000
Recurring [Member] | Level 2 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,000		9,000
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	3,547,000		3,071,000
Liabilities:
Trading liabilities		0		0
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3]	3,413,000		2,923,000
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	134,000		148,000
Recurring [Member] | Level 2 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	79,000		37,000
Recurring [Member] | Level 2 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[16]	31,000		35,000
Liabilities:
Trading liabilities	[16]
Recurring [Member] | Level 2 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,000		1,000
Liabilities:
Trading liabilities
Recurring [Member] | Level 2 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	3,269,000		3,228,000
Liabilities:
Derivative liabilities	[4]	4,114,000		3,820,000
Recurring [Member] | Level 2 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	11,145,000		12,766,000
Liabilities:
Derivative liabilities	[4]	10,592,000		12,102,000
Recurring [Member] | Level 2 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	212,000		236,000
Liabilities:
Derivative liabilities	[4]	258,000		290,000
Recurring [Member] | Level 2 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	5,282,000		4,836,000
Liabilities:
Derivative liabilities	[4]	5,057,000		4,620,000
Recurring [Member] | Level 2 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	4,000		2,000
Liabilities:
Derivative liabilities	[4]	10,000		5,000
Recurring [Member] | Level 2 [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[3]	188,000	[10]	202,000
Recurring [Member] | Level 2 [Member] | Other [Member]
Assets:
Other assets	[3],[14],[17]	238,000		59,000
Recurring [Member] | Level 3 [Member]
Assets:
Trading assets and private equity and debt investments	[3]	539,000		470,000
Derivative assets	[4]	189,000		249,000
Netting	[4]
Subtotal, Assets		728,000		719,000
Loans and receivables	[5]	408,000		291,000
Collateralized agreements	[6]	14,000		12,000
Total Assets		1,446,000		1,296,000
Liabilities:
Trading liabilities		0		1,000
Derivative liabilities	[4]	228,000		255,000
Netting	[4]
Subtotal, Liabilities		228,000		256,000
Short-term borrowings		50,000	[7]	23,000	[8]
Payables and deposits		14,000	[8],[9]	15,000	[7],[10]
Collateralized financing	[6]
Long-term borrowings	[11]	488,000	[7],[12]	474,000	[8],[9]
Other liabilities		76,000	[13]	44,000	[12]
Total Liabilities		856,000		812,000
Recurring [Member] | Level 3 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14]	6,000		8,000
Liabilities:
Trading liabilities		0		0
Recurring [Member] | Level 3 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]	97,000		80,000
Recurring [Member] | Level 3 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	0		0
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	3,000		3,000
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]	177,000		173,000
Recurring [Member] | Level 3 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		0		1,000
Recurring [Member] | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	11,000		0
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	39,000		35,000
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	39,000		35,000
Recurring [Member] | Level 3 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	168,000		122,000
Recurring [Member] | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[16]	34,000		46,000
Liabilities:
Trading liabilities	[16]
Recurring [Member] | Level 3 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	4,000		3,000
Liabilities:
Trading liabilities		0		0
Recurring [Member] | Level 3 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	14,000		9,000
Liabilities:
Derivative liabilities	[4]	10,000		4,000
Recurring [Member] | Level 3 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	97,000		146,000
Liabilities:
Derivative liabilities	[4]	93,000		114,000
Recurring [Member] | Level 3 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	45,000		47,000
Liabilities:
Derivative liabilities	[4]	85,000		93,000
Recurring [Member] | Level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	33,000		47,000
Liabilities:
Derivative liabilities	[4]	40,000		44,000
Recurring [Member] | Level 3 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]
Liabilities:
Derivative liabilities	[4]
Recurring [Member] | Level 3 [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[3]	17,000	[10]	21,000
Recurring [Member] | Level 3 [Member] | Other [Member]
Assets:
Other assets	[3],[14],[17]	¥ 279,000		¥ 253,000

[1]	Represents amounts offset through counterparty offsetting of derivative assets and liabilities as well as cash collateral offsetting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 210-20 and ASC 815. As of March 31, 2024, Nomura offset a total of ¥1,902 billion of cash collateral receivables against net derivative liabilities and ¥2,551 billion of cash collateral payables against net derivative assets. As of September 30, 2024, Nomura offset a total of ¥1,613 billion of cash collateral receivables against net derivative liabilities and ¥2,086 billion of cash collateral payables against net derivative assets.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[3]	Investments that are carried at fair value using NAV per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2024 and September 30, 2024, the fair values of these investments which are included in Trading assets and private equity and debt investments were ¥59 billion and ¥61 billion, respectively. As of March 31, 2024 and September 30, 2024, the fair values of these investments which are included in Other assets were ¥3 billion and ¥3 billion, respectively.
[4]	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
[5]	Includes loans and receivables for which the fair value option has been elected.
[6]	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
[7]	Includes structured notes for which the fair value option has been elected.
[8]	Includes deposits received at banks for which the fair value option has been elected.
[9]	Includes embedded derivatives bifurcated from deposits received at banks. Deposits are adjusted for fair value changes in corresponding embedded derivatives for presentation in the consolidated balance sheets.
[10]	Includes non-trading debt securities for which the fair value option has been elected and available-for-sale debt securities.
[11]	Includes embedded derivatives bifurcated from issued structured notes. Structured notes are adjusted for fair value changes in corresponding embedded derivatives for presentation in the consolidated balance sheets.
[12]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[13]	Includes loan commitments for which the fair value option has been elected.
[14]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[15]	Private equity and debt investments include minority private equity and venture capital equity investments and other junior debt investments such as mezzanine debt held for non-trading purposes, and post-IPO investments. These investments also include equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[16]	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
[17]	Includes equity investments which comprise listed and unlisted equity securities held for operating purposes in the amounts of ¥78,708 million and ¥26,380 million, respectively, as of March 31, 2024 and ¥69,373 million and ¥882 million, respectively, as of September 30, 2024.
[18]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives assets or liabilities.